SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, TX 77019-2118

713.831.3299
713.831.2258 Fax
Mark.Matthes@valic.com

Mark Matthes
Vice President and
Senior Counsel
July 26, 2010
VIA EDGAR
EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	VALIC Company I Registration Statement on Form N-1A/Post-Effective Amendment pursuant to Rule 485(a) File Nos. 2-83631/811-3738
Ladies and Gentlemen:
          On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 56 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of bringing the Company’s prospectus into compliance with the new requirements of amended Form N-1A.
          On or about September 20, 2010, the Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Registrant’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act. Should members of the Staff have any questions or comments regarding the materials, please contact me at 713.831.3299 or email at mark.matthes@valic.com.

Very truly yours,
/s/ MARK MATTHES
Mark Matthes

Enclosure